Report of Directors Financial Review Risk Report - Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Loans and advances to customers at amortised cost
Disclosure of financial assets [line items]
Financial assets	$ 981,722	$ 930,658
Loans and advances to banks at amortised cost
Disclosure of financial assets [line items]
Financial assets	107,582	102,039
Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	$ 166,209	$ 153,973
ECL coverage %	0.40%	0.40%
Debt instruments measured at amortised cost | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 2,698,402	$ 2,507,370
Debt instruments measured at amortised cost | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(10,676)	(10,197)
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost
Disclosure of financial assets [line items]
Financial assets	$ 981,722	$ 930,658
ECL coverage %	1.00%	1.00%
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 991,865	$ 940,373
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (10,143)	$ (9,715)
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | – personal
Disclosure of financial assets [line items]
ECL coverage %	0.60%	0.60%
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | – personal | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 468,955	$ 447,225
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | – personal | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (2,740)	$ (2,524)
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial
Disclosure of financial assets [line items]
ECL coverage %	1.70%	1.60%
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 432,268	$ 410,684
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (7,139)	$ (6,755)
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions
Disclosure of financial assets [line items]
ECL coverage %	0.30%	0.50%
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 90,642	$ 82,464
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(264)	(436)
Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost
Disclosure of financial assets [line items]
Financial assets	$ 107,582	$ 102,039
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 107,597	$ 102,052
Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(15)	(13)
Debt instruments measured at amortised cost | Other financial assets measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	$ 890,508	$ 828,488
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Other financial assets measured at amortised cost | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 890,630	$ 828,580
Debt instruments measured at amortised cost | Other financial assets measured at amortised cost | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (122)	$ (92)
Debt instruments measured at amortised cost | Loans and other credit-related commitments
Disclosure of financial assets [line items]
ECL coverage %	0.10%	0.10%
Debt instruments measured at amortised cost | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 691,705	$ 619,367
Debt instruments measured at amortised cost | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (352)	$ (348)
Debt instruments measured at amortised cost | Loans and other credit-related commitments | – personal
Disclosure of financial assets [line items]
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Loans and other credit-related commitments | – personal | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 266,098	$ 253,255
Debt instruments measured at amortised cost | Loans and other credit-related commitments | – personal | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (25)	$ (22)
Debt instruments measured at amortised cost | Loans and other credit-related commitments | – corporate and commercial
Disclosure of financial assets [line items]
ECL coverage %	0.10%	0.10%
Debt instruments measured at amortised cost | Loans and other credit-related commitments | – corporate and commercial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 262,111	$ 249,495
Debt instruments measured at amortised cost | Loans and other credit-related commitments | – corporate and commercial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (312)	$ (310)
Debt instruments measured at amortised cost | Loans and other credit-related commitments | – financial
Disclosure of financial assets [line items]
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Loans and other credit-related commitments | – financial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 163,496	$ 116,617
Debt instruments measured at amortised cost | Loans and other credit-related commitments | – financial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (15)	$ (16)
Debt instruments measured at amortised cost | Financial guarantees
Disclosure of financial assets [line items]
ECL coverage %	0.30%	0.20%
Debt instruments measured at amortised cost | Financial guarantees | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 16,605	$ 16,998
Debt instruments measured at amortised cost | Financial guarantees | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (44)	$ (29)
Debt instruments measured at amortised cost | Financial guarantees | – personal
Disclosure of financial assets [line items]
ECL coverage %	0.10%	0.00%
Debt instruments measured at amortised cost | Financial guarantees | – personal | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 1,483	$ 1,427
Debt instruments measured at amortised cost | Financial guarantees | – personal | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (1)	$ 0
Debt instruments measured at amortised cost | Financial guarantees | – corporate and commercial
Disclosure of financial assets [line items]
ECL coverage %	0.40%	0.20%
Debt instruments measured at amortised cost | Financial guarantees | – corporate and commercial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 11,038	$ 11,475
Debt instruments measured at amortised cost | Financial guarantees | – corporate and commercial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (42)	$ (27)
Debt instruments measured at amortised cost | Financial guarantees | – financial
Disclosure of financial assets [line items]
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Financial guarantees | – financial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 4,084	$ 4,096
Debt instruments measured at amortised cost | Financial guarantees | – financial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (1)	$ (2)
Debt instruments measured at amortised cost | Stage 1 | Non-credit impaired
Disclosure of financial assets [line items]
ECL coverage %	0.10%	0.10%
Debt instruments measured at amortised cost | Stage 1 | Non-credit impaired | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 2,531,205	$ 2,365,477
Debt instruments measured at amortised cost | Stage 1 | Non-credit impaired | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(1,418)	(1,296)
Debt instruments measured at amortised cost | Stage 1 | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets [line items]
Financial assets	$ 851,488	$ 823,342
ECL coverage %	0.10%	0.10%
Debt instruments measured at amortised cost | Stage 1 | Loans and advances to customers at amortised cost | Non-credit impaired | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 852,669	$ 824,420
Debt instruments measured at amortised cost | Stage 1 | Loans and advances to customers at amortised cost | Non-credit impaired | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (1,181)	$ (1,078)
Debt instruments measured at amortised cost | Stage 1 | Loans and advances to customers at amortised cost | Non-credit impaired | – personal
Disclosure of financial assets [line items]
ECL coverage %	0.10%	0.10%
Debt instruments measured at amortised cost | Stage 1 | Loans and advances to customers at amortised cost | Non-credit impaired | – personal | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 421,134	$ 403,746
Debt instruments measured at amortised cost | Stage 1 | Loans and advances to customers at amortised cost | Non-credit impaired | – personal | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (618)	$ (570)
Debt instruments measured at amortised cost | Stage 1 | Loans and advances to customers at amortised cost | Non-credit impaired | – corporate and commercial
Disclosure of financial assets [line items]
ECL coverage %	0.10%	0.10%
Debt instruments measured at amortised cost | Stage 1 | Loans and advances to customers at amortised cost | Non-credit impaired | – corporate and commercial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 344,579	$ 340,987
Debt instruments measured at amortised cost | Stage 1 | Loans and advances to customers at amortised cost | Non-credit impaired | – corporate and commercial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (502)	$ (463)
Debt instruments measured at amortised cost | Stage 1 | Loans and advances to customers at amortised cost | Non-credit impaired | – non-bank financial institutions
Disclosure of financial assets [line items]
ECL coverage %	0.10%	0.10%
Debt instruments measured at amortised cost | Stage 1 | Loans and advances to customers at amortised cost | Non-credit impaired | – non-bank financial institutions | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 86,956	$ 79,687
Debt instruments measured at amortised cost | Stage 1 | Loans and advances to customers at amortised cost | Non-credit impaired | – non-bank financial institutions | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(61)	(45)
Debt instruments measured at amortised cost | Stage 1 | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets [line items]
Financial assets	$ 107,418	$ 101,843
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Stage 1 | Loans and advances to banks at amortised cost | Non-credit impaired | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 107,428	$ 101,852
Debt instruments measured at amortised cost | Stage 1 | Loans and advances to banks at amortised cost | Non-credit impaired | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(10)	(9)
Debt instruments measured at amortised cost | Stage 1 | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets [line items]
Financial assets	$ 888,349	$ 826,557
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Stage 1 | Other financial assets measured at amortised cost | Non-credit impaired | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 888,423	$ 826,621
Debt instruments measured at amortised cost | Stage 1 | Other financial assets measured at amortised cost | Non-credit impaired | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (74)	$ (64)
Debt instruments measured at amortised cost | Stage 1 | Loans and other credit-related commitments | Non-credit impaired
Disclosure of financial assets [line items]
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Stage 1 | Loans and other credit-related commitments | Non-credit impaired | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 668,179	$ 597,231
Debt instruments measured at amortised cost | Stage 1 | Loans and other credit-related commitments | Non-credit impaired | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (143)	$ (137)
Debt instruments measured at amortised cost | Stage 1 | Loans and other credit-related commitments | Non-credit impaired | – personal
Disclosure of financial assets [line items]
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Stage 1 | Loans and other credit-related commitments | Non-credit impaired | – personal | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 263,998	$ 251,489
Debt instruments measured at amortised cost | Stage 1 | Loans and other credit-related commitments | Non-credit impaired | – personal | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (21)	$ (17)
Debt instruments measured at amortised cost | Stage 1 | Loans and other credit-related commitments | Non-credit impaired | – corporate and commercial
Disclosure of financial assets [line items]
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Stage 1 | Loans and other credit-related commitments | Non-credit impaired | – corporate and commercial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 242,163	$ 231,201
Debt instruments measured at amortised cost | Stage 1 | Loans and other credit-related commitments | Non-credit impaired | – corporate and commercial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (111)	$ (111)
Debt instruments measured at amortised cost | Stage 1 | Loans and other credit-related commitments | Non-credit impaired | – financial
Disclosure of financial assets [line items]
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Stage 1 | Loans and other credit-related commitments | Non-credit impaired | – financial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 162,018	$ 114,541
Debt instruments measured at amortised cost | Stage 1 | Loans and other credit-related commitments | Non-credit impaired | – financial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (11)	$ (9)
Debt instruments measured at amortised cost | Stage 1 | Financial guarantees | Non-credit impaired
Disclosure of financial assets [line items]
ECL coverage %	0.10%	0.10%
Debt instruments measured at amortised cost | Stage 1 | Financial guarantees | Non-credit impaired | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 14,506	$ 15,353
Debt instruments measured at amortised cost | Stage 1 | Financial guarantees | Non-credit impaired | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (10)	$ (8)
Debt instruments measured at amortised cost | Stage 1 | Financial guarantees | Non-credit impaired | – personal
Disclosure of financial assets [line items]
ECL coverage %	0.10%	0.00%
Debt instruments measured at amortised cost | Stage 1 | Financial guarantees | Non-credit impaired | – personal | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 1,463	$ 1,416
Debt instruments measured at amortised cost | Stage 1 | Financial guarantees | Non-credit impaired | – personal | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (1)	$ 0
Debt instruments measured at amortised cost | Stage 1 | Financial guarantees | Non-credit impaired | – corporate and commercial
Disclosure of financial assets [line items]
ECL coverage %	0.10%	0.10%
Debt instruments measured at amortised cost | Stage 1 | Financial guarantees | Non-credit impaired | – corporate and commercial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 9,128	$ 10,048
Debt instruments measured at amortised cost | Stage 1 | Financial guarantees | Non-credit impaired | – corporate and commercial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (8)	$ (7)
Debt instruments measured at amortised cost | Stage 1 | Financial guarantees | Non-credit impaired | – financial
Disclosure of financial assets [line items]
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Stage 1 | Financial guarantees | Non-credit impaired | – financial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 3,915	$ 3,889
Debt instruments measured at amortised cost | Stage 1 | Financial guarantees | Non-credit impaired | – financial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (1)	$ (1)
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired
Disclosure of financial assets [line items]
ECL coverage %	2.00%	2.30%
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 141,777	$ 117,824
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (2,898)	$ (2,679)
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – personal
Disclosure of financial assets [line items]
ECL coverage %	2.80%	2.90%
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – personal | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 43,900	$ 39,919
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – personal | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (1,228)	$ (1,158)
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – corporate and commercial
Disclosure of financial assets [line items]
ECL coverage %	2.20%	2.70%
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – corporate and commercial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 68,592	$ 51,231
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – corporate and commercial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (1,487)	$ (1,358)
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – non-bank financial institutions
Disclosure of financial assets [line items]
ECL coverage %	1.30%	1.40%
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – non-bank financial institutions | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 2,846	$ 2,098
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – non-bank financial institutions | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (37)	$ (30)
Debt instruments measured at amortised cost | Stage 2 | Credit impaired
Disclosure of financial assets [line items]
ECL coverage %	25.10%	25.70%
Debt instruments measured at amortised cost | Stage 2 | Credit impaired | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 25,108	$ 23,976
Debt instruments measured at amortised cost | Stage 2 | Credit impaired | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (6,293)	$ (6,171)
Debt instruments measured at amortised cost | Stage 2 | – POCI
Disclosure of financial assets [line items]
ECL coverage %	21.50%	54.80%
Debt instruments measured at amortised cost | Stage 2 | – POCI | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 312	$ 93
Debt instruments measured at amortised cost | Stage 2 | – POCI | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(67)	(51)
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets [line items]
Financial assets	$ 112,586	$ 90,702
ECL coverage %	2.40%	2.70%
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 115,338	$ 93,248
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (2,752)	$ (2,546)
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | – personal
Disclosure of financial assets [line items]
ECL coverage %	2.80%	2.90%
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | – personal | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 43,900	$ 39,919
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | – personal | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (1,228)	$ (1,158)
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | – corporate and commercial
Disclosure of financial assets [line items]
ECL coverage %	2.20%	2.70%
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | – corporate and commercial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 68,592	$ 51,231
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | – corporate and commercial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (1,487)	$ (1,358)
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | – non-bank financial institutions
Disclosure of financial assets [line items]
ECL coverage %	1.30%	1.40%
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | – non-bank financial institutions | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 2,846	$ 2,098
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | – non-bank financial institutions | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(37)	(30)
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Credit impaired
Disclosure of financial assets [line items]
Financial assets	$ 17,406	$ 16,575
ECL coverage %	26.10%	26.70%
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Credit impaired | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 23,550	$ 22,615
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Credit impaired | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (6,144)	$ (6,040)
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Credit impaired | – personal
Disclosure of financial assets [line items]
ECL coverage %	22.80%	22.40%
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Credit impaired | – personal | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 3,921	$ 3,560
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Credit impaired | – personal | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (894)	$ (796)
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Credit impaired | – corporate and commercial
Disclosure of financial assets [line items]
ECL coverage %	26.80%	26.60%
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Credit impaired | – corporate and commercial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 18,982	$ 18,376
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Credit impaired | – corporate and commercial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (5,084)	$ (4,883)
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Credit impaired | – non-bank financial institutions
Disclosure of financial assets [line items]
ECL coverage %	25.70%	53.20%
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Credit impaired | – non-bank financial institutions | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 647	$ 679
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Credit impaired | – non-bank financial institutions | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(166)	(361)
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | – POCI
Disclosure of financial assets [line items]
Financial assets	$ 242	$ 39
ECL coverage %	21.40%	56.70%
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | – POCI | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 308	$ 90
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | – POCI | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (66)	$ (51)
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | – POCI | – personal
Disclosure of financial assets [line items]
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | – POCI | – personal | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | – POCI | – personal | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | – POCI | – corporate and commercial
Disclosure of financial assets [line items]
ECL coverage %	57.40%	56.70%
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | – POCI | – corporate and commercial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 115	$ 90
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | – POCI | – corporate and commercial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (66)	$ (51)
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | – POCI | – non-bank financial institutions
Disclosure of financial assets [line items]
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | – POCI | – non-bank financial institutions | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 193	$ 0
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | – POCI | – non-bank financial institutions | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	0	0
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets [line items]
Financial assets	$ 164	$ 196
ECL coverage %	1.20%	1.00%
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Non-credit impaired | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 166	$ 198
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Non-credit impaired | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(2)	(2)
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Credit impaired
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0
ECL coverage %	100.00%	100.00%
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Credit impaired | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 3	$ 2
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Credit impaired | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(3)	(2)
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | – POCI
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | – POCI | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | – POCI | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	0	0
Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets [line items]
Financial assets	$ 1,994	$ 1,801
ECL coverage %	0.80%	0.30%
Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Non-credit impaired | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 2,011	$ 1,806
Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Non-credit impaired | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(17)	(5)
Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Credit impaired
Disclosure of financial assets [line items]
Financial assets	$ 165	$ 130
ECL coverage %	15.80%	15.00%
Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Credit impaired | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 196	$ 153
Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Credit impaired | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(31)	(23)
Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | – POCI
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | – POCI | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0
Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | – POCI | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0
Debt instruments measured at amortised cost | Stage 2 | Loans and other credit-related commitments | Non-credit impaired
Disclosure of financial assets [line items]
ECL coverage %	0.50%	0.60%
Debt instruments measured at amortised cost | Stage 2 | Loans and other credit-related commitments | Non-credit impaired | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 22,482	$ 21,175
Debt instruments measured at amortised cost | Stage 2 | Loans and other credit-related commitments | Non-credit impaired | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (119)	$ (121)
Debt instruments measured at amortised cost | Stage 2 | Loans and other credit-related commitments | Non-credit impaired | – personal
Disclosure of financial assets [line items]
ECL coverage %	0.20%	0.00%
Debt instruments measured at amortised cost | Stage 2 | Loans and other credit-related commitments | Non-credit impaired | – personal | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 1,978	$ 1,680
Debt instruments measured at amortised cost | Stage 2 | Loans and other credit-related commitments | Non-credit impaired | – personal | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (3)	$ 0
Debt instruments measured at amortised cost | Stage 2 | Loans and other credit-related commitments | Non-credit impaired | – corporate and commercial
Disclosure of financial assets [line items]
ECL coverage %	0.60%	0.70%
Debt instruments measured at amortised cost | Stage 2 | Loans and other credit-related commitments | Non-credit impaired | – corporate and commercial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 19,116	$ 17,453
Debt instruments measured at amortised cost | Stage 2 | Loans and other credit-related commitments | Non-credit impaired | – corporate and commercial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (113)	$ (116)
Debt instruments measured at amortised cost | Stage 2 | Loans and other credit-related commitments | Non-credit impaired | – financial
Disclosure of financial assets [line items]
ECL coverage %	0.20%	0.20%
Debt instruments measured at amortised cost | Stage 2 | Loans and other credit-related commitments | Non-credit impaired | – financial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 1,388	$ 2,042
Debt instruments measured at amortised cost | Stage 2 | Loans and other credit-related commitments | Non-credit impaired | – financial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (3)	$ (5)
Debt instruments measured at amortised cost | Stage 2 | Loans and other credit-related commitments | Credit impaired
Disclosure of financial assets [line items]
ECL coverage %	8.60%	9.40%
Debt instruments measured at amortised cost | Stage 2 | Loans and other credit-related commitments | Credit impaired | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 1,040	$ 958
Debt instruments measured at amortised cost | Stage 2 | Loans and other credit-related commitments | Credit impaired | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (89)	$ (90)
Debt instruments measured at amortised cost | Stage 2 | Loans and other credit-related commitments | Credit impaired | – personal
Disclosure of financial assets [line items]
ECL coverage %	0.80%	5.80%
Debt instruments measured at amortised cost | Stage 2 | Loans and other credit-related commitments | Credit impaired | – personal | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 122	$ 86
Debt instruments measured at amortised cost | Stage 2 | Loans and other credit-related commitments | Credit impaired | – personal | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (1)	$ (5)
Debt instruments measured at amortised cost | Stage 2 | Loans and other credit-related commitments | Credit impaired | – corporate and commercial
Disclosure of financial assets [line items]
ECL coverage %	10.50%	9.90%
Debt instruments measured at amortised cost | Stage 2 | Loans and other credit-related commitments | Credit impaired | – corporate and commercial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 828	$ 838
Debt instruments measured at amortised cost | Stage 2 | Loans and other credit-related commitments | Credit impaired | – corporate and commercial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (87)	$ (83)
Debt instruments measured at amortised cost | Stage 2 | Loans and other credit-related commitments | Credit impaired | – financial
Disclosure of financial assets [line items]
ECL coverage %	1.10%	5.90%
Debt instruments measured at amortised cost | Stage 2 | Loans and other credit-related commitments | Credit impaired | – financial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 90	$ 34
Debt instruments measured at amortised cost | Stage 2 | Loans and other credit-related commitments | Credit impaired | – financial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (1)	$ (2)
Debt instruments measured at amortised cost | Stage 2 | Loans and other credit-related commitments | – POCI
Disclosure of financial assets [line items]
ECL coverage %	25.00%	0.00%
Debt instruments measured at amortised cost | Stage 2 | Loans and other credit-related commitments | – POCI | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 4	$ 3
Debt instruments measured at amortised cost | Stage 2 | Loans and other credit-related commitments | – POCI | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (1)	$ 0
Debt instruments measured at amortised cost | Stage 2 | Loans and other credit-related commitments | – POCI | – personal
Disclosure of financial assets [line items]
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Stage 2 | Loans and other credit-related commitments | – POCI | – personal | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0
Debt instruments measured at amortised cost | Stage 2 | Loans and other credit-related commitments | – POCI | – personal | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0
Debt instruments measured at amortised cost | Stage 2 | Loans and other credit-related commitments | – POCI | – corporate and commercial
Disclosure of financial assets [line items]
ECL coverage %	25.00%	0.00%
Debt instruments measured at amortised cost | Stage 2 | Loans and other credit-related commitments | – POCI | – corporate and commercial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 4	$ 3
Debt instruments measured at amortised cost | Stage 2 | Loans and other credit-related commitments | – POCI | – corporate and commercial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (1)	$ 0
Debt instruments measured at amortised cost | Stage 2 | Loans and other credit-related commitments | – POCI | – financial
Disclosure of financial assets [line items]
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Stage 2 | Loans and other credit-related commitments | – POCI | – financial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0
Debt instruments measured at amortised cost | Stage 2 | Loans and other credit-related commitments | – POCI | – financial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | Non-credit impaired
Disclosure of financial assets [line items]
ECL coverage %	0.40%	0.40%
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | Non-credit impaired | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 1,780	$ 1,397
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | Non-credit impaired | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (8)	$ (5)
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | Non-credit impaired | – personal
Disclosure of financial assets [line items]
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | Non-credit impaired | – personal | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 20	$ 11
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | Non-credit impaired | – personal | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | Non-credit impaired | – corporate and commercial
Disclosure of financial assets [line items]
ECL coverage %	0.50%	0.40%
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | Non-credit impaired | – corporate and commercial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 1,639	$ 1,232
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | Non-credit impaired | – corporate and commercial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (8)	$ (5)
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | Non-credit impaired | – financial
Disclosure of financial assets [line items]
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | Non-credit impaired | – financial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 121	$ 154
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | Non-credit impaired | – financial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | Credit impaired
Disclosure of financial assets [line items]
ECL coverage %	8.20%	6.50%
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | Credit impaired | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 319	$ 248
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | Credit impaired | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (26)	$ (16)
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | Credit impaired | – personal
Disclosure of financial assets [line items]
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | Credit impaired | – personal | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | Credit impaired | – personal | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | Credit impaired | – corporate and commercial
Disclosure of financial assets [line items]
ECL coverage %	9.60%	7.70%
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | Credit impaired | – corporate and commercial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 271	$ 195
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | Credit impaired | – corporate and commercial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (26)	$ (15)
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | Credit impaired | – financial
Disclosure of financial assets [line items]
ECL coverage %	0.00%	1.90%
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | Credit impaired | – financial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 48	$ 53
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | Credit impaired | – financial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ 0	$ (1)
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | – POCI
Disclosure of financial assets [line items]
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | – POCI | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | – POCI | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | – POCI | – personal
Disclosure of financial assets [line items]
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | – POCI | – personal | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | – POCI | – personal | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | – POCI | – corporate and commercial
Disclosure of financial assets [line items]
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | – POCI | – corporate and commercial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | – POCI | – corporate and commercial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | – POCI | – financial
Disclosure of financial assets [line items]
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | – POCI | – financial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | – POCI | – financial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0